Organization and Nature of Operations - Cash, cash equivalents and restricted cash (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Variable interest entity
Net cash (used in)/provided by operating activities	¥ 15,933,160	$ 2,182,834	¥ 50,693,521	¥ 7,380,266
Net cash (used in)/provided by investing activities	(41,137,169)	(5,635,769)	(12,068)	(4,364,661)
Net cash provided by/(used in) financing activities	(415,648)	(56,944)	185,385	5,639,392
Effects of exchange rate changes on cash, cash equivalents and restricted cash	198,120	27,143	44,513	1,270,097
Net change in cash, cash equivalents and restricted cash	(25,421,537)	(3,482,736)	50,911,351	9,925,094
Cash, cash equivalents and restricted cash at beginning of the year	91,329,509	12,512,091	40,418,158	30,493,064
Cash, cash equivalents and restricted cash at end of the year	65,907,972	$ 9,029,355	91,329,509	40,418,158
VIEs and VIEs' subsidiaries
Variable interest entity
Net cash (used in)/provided by operating activities	1,040,998		(4,949,620)	(8,087,781)
Net cash (used in)/provided by investing activities	7,658,640		(2,087,758)	(2,149,494)
Net cash provided by/(used in) financing activities	(32,677,074)		14,779,213	22,016,503
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(2,656)		481,305	32
Net change in cash, cash equivalents and restricted cash	(23,980,092)		8,223,140	11,779,260
Cash, cash equivalents and restricted cash at beginning of the year	27,730,141		19,507,001	7,727,741
Cash, cash equivalents and restricted cash at end of the year	3,750,049		27,730,141	19,507,001
VIEs and VIEs' subsidiaries - Inter-company
Variable interest entity
Net cash (used in)/provided by operating activities	1,733,503		2,643,402	2,834,408
Net cash provided by/(used in) financing activities	(32,677,074)		15,279,213	20,417,626
VIEs and VIEs' subsidiaries - Other
Variable interest entity
Net cash (used in)/provided by operating activities	(692,505)		(7,593,022)	(10,922,189)
Net cash (used in)/provided by investing activities	¥ 7,658,640		(2,087,758)	(2,149,494)
Net cash provided by/(used in) financing activities			¥ (500,000)	¥ 1,598,877